Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
CURRENT ASSETS
Cash	$ 325,158	$ 16,983	$ 91,675	$ 102,255
Accounts Receivable, net of allowance of $195,632, $138,373, and $60,163, respectively	21,517	2,844	63,268	20,377
Inventory	77,390	82,312	224,695	290,368
Prepaid Expenses and Other Current Assets	556,282	634,722	774,338	1,716,551
TOTAL CURRENT ASSETS	980,347	736,861	1,153,976	2,129,551
Property and Equipment, net	36,516	35,681	48,133	92,208
Other Assets	40,211	29,093	77,256	33,230
TOTAL ASSETS	1,057,074	801,635	1,279,365	2,254,989
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities	406,113	750,807	441,190	337,866
Related Party Convertible Notes Payable, net of debt discount		174,456	266,247	20,730
Convertible Notes Payable, net of debt discount	1,083,397	677,698	733,253	597,500
Notes Payable	43,808	549,936	26,130
Redemption Value of Series C Preferred Stock			1,661,424	2,495,666
Accrued Interest	406,113	81,248	382,820	58,399
Deferred Revenue				500,000
Derivative Liability	599,424	5,609,389	5,072,579	2,217,744
TOTAL CURRENT LIABILITIES	2,183,131	7,843,534	8,583,643	6,227,905
Preferred Stock - Series A - Par Value of $.001 1,000,000 shares designated; 1,000,000 shares issued and outstanding as of December 31, 2017, June 30, 2017, and June 30, 2016	1,000	1,000	1,000	1,000
Preferred Stock - Series B - Par Value of $.001 5,000,000 shares designated; No shares issued and outstanding
Preferred Stock - Series C - Par Value of $.001 2,000,000 shares designated; No shares issued and outstanding as of December 31, 2017 (1,107,616 shares classified as a liability as of June 30, 2017 and June 30, 2016)
Preferred Stock - Series D - Par Value of $.001 2,000,000 shares designated; No shares issued and outstanding
Common Stock - Par Value of $.001 4,000,000,000 shares authorized, 1,159,706,457 shares issued and outstanding as of December 31, 2017; 950,000,000 shares authorized, 786,525,118 shares issued and outstanding as of June 30, 2017; 800,000,000 shares authorized, 537,989,764 shares issued and outstanding as of June 30, 2016	1,630,599	1,159,706	786,525	537,990
Additional Paid-In Capital	32,614,617	23,459,809	18,062,830	12,366,476
Accumulated Deficit	(35,372,273)	(31,662,414)	(26,154,633)	(16,878,382)
TOTAL SHAREHOLDERS' DEFICIT	(1,126,057)	(7,041,899)	(7,304,278)	(3,972,916)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,057,074	$ 801,635	$ 1,279,365	$ 2,254,989